Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments

4. Investments

A summary of the amortized cost, estimated fair value, and gross unrealized gains and losses on the Company’s investments in fixed income and equity securities at September 30, 2017 and December 31, 2016 is as follows.

As of September 30, 2017 (unaudited)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed income securities:
U.S. government	$2,911	$6	$(18)	$2,899
State municipalities and political subdivisions	5,379	12	(26)	5,365
Asset-backed securities and collateralized mortgage obligations	16,727	26	(119)	16,635
Corporate	20,235	113	(40)	20,308
Total fixed income securities	45,252	157	(202)	45,207
Equity securities:
Common stock	1,571	66	(25)	1,612
Warrants to purchase common stock	72	79	(29)	122
Rights to purchase common stock	39	3	(5)	37
Total equity securities	1,682	148	(59)	1,771
Total fixed income and equity securities	$46,934	$305	$(261)	$46,978

As of December 31, 2016
Fixed income securities:
U.S. government	$1,623	$1	$(20)	$1,604
State municipalities and political subdivisions	2,271	2	(27)	2,246
Asset-backed securities and collateralized mortgage obligations	12,095	9	(136)	11,968
Corporate	10,804	28	(91)	10,741
Total fixed income securities	26,793	40	(274)	26,559
Equity securities:
Common stock	1,000	136	—	1,136
Total equity securities	1,000	136	—	1,136
Total fixed income and equity securities	$27,793	$176	$(274)	$27,695

The table below summarizes the Company’s fixed income securities at September 30, 2017 by contractual maturity periods. Actual results may differ as issuers may have the right to call or prepay obligations, with or without penalties, prior to the contractual maturity of these obligations.

Matures in:	Amortized Cost	Estimated Fair Value
One year or less	$2,416	$2,415
More than one to five years	19,759	19,757
More than five to ten years	11,780	11,804
More than ten years	11,297	11,231
Total	$45,252	$45,207

The following table highlights, by loss position and security type, those fixed income and equity securities in unrealized loss positions as of September 30, 2017 and December 31, 2016. The tables segregate the holdings based on the period of time the investments have been continuously held in unrealized loss positions. There were 149 and 122 fixed income investments that were in unrealized loss positions as of September 30, 2017 and December 31, 2016, respectively. The Company held 12 equity investments in unrealized loss positions as of September 30, 2017.

	Less than 12 Months		Greater than 12 Months		Total
As of September 30, 2017 (unaudited)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Fixed income securities:
U.S. government	$2,041	$(18)	$175	$—	$2,216	$(18)
State municipalities and political subdivisions	2,357	(13)	589	(13)	2,946	(26)
Asset-backed securities and collateralized mortgage obligations	11,682	(83)	1,675	(36)	13,357	(119)
Corporate	6,568	(23)	556	(16)	7,124	(39)
Total fixed income securities	22,648	(137)	2,995	(65)	25,643	(202)
Equity securities:			—	—
Common stock	237	(25)	—	—	237	(25)
Warrants to purchase common stock	23	(29)	—	—	23	(29)
Rights to purchase common stock	18	(5)	—	—	18	(5)
Total equity securities	278	(59)	—		278	(59)
Total fixed income and equity securities	$22,926	$(196)	$2,995	$(65)	$25,921	$(261)

As of December 31, 2016
Fixed income securities:
U.S. government	$1,303	$(20)	$—	$—	$1,303	$(20)
State municipalities and political subdivisions	1,537	(27)	—	—	1,537	(27)
Asset-backed securities and collateralized mortgage obligations	9,552	(133)	460	(3)	10,012	(136)
Corporate	5,952	(91)	—	—	5,952	(91)
Total fixed income securities	$18,344	$(271)	$460	$(3)	$18,804	$(274)

Under the terms of the certificate of authority granted to Maison by the Texas Department of Insurance, Maison is required to pledge securities totaling at least $2,000 with the State of Texas. Maison deposited the required securities with the State of Texas on May 13, 2015. These securities consist of various fixed income securities listed in the preceding tables which have an amortized cost basis of $2,001 and estimated fair value of $1,998 as of September 30, 2017.

The Company’s other investments are comprised of investments in two limited partnerships which seek to provide equity and asset-backed debt investment in a variety of privately-owned companies. The Company has committed to a total investment of $1,000, of which the limited partnerships have drawn down approximately $645 through September 30, 2017. One of these limited partnerships is managed by Argo Management Group, LLC, an entity which, as of April 21, 2016 is wholly owned by KFSI (see Note 12 – Related Party Transactions). The Company has accounted for its investments under the cost method as the instruments do not have readily determinable fair values and the Company does not exercise significant influence over the operations of the limited partnerships or the underlying privately-owned companies.

Also included in other investments is a certificate of deposit in the amount of $300 with an original term of 18 months deposited with the State of Florida pursuant to the terms of the certificate of authority issued to Maison from the FL OIR.

Other-than-Temporary Impairment:

The establishment of an other-than-temporary impairment on an investment requires a number of judgments and estimates. The Company performs a quarterly analysis of the individual investments to determine if declines in market value are other-than-temporary. The analysis includes some or all of the following procedures as deemed appropriate by the Company:

●	considering the extent and length of time during which the market value has been below cost;

●	identifying any circumstances which management believes may impact the recoverability of the unrealized loss positions;

●	obtaining a valuation analysis from a third-party investment manager regarding the intrinsic value of these investments based upon their knowledge and experience combined with market-based valuation techniques;

●	reviewing the historical trading volatility and trading range of the investment and certain other similar investments;

●	assessing if declines in market value are other-than-temporary for debt instruments based upon the investment grade credit ratings from third-party credit rating agencies;

●	assessing the timeliness and completeness of principal and interest payment due from the investee; and

●	assessing the Company’s ability and intent to hold these investments until the impairment may be recovered.

The risks and uncertainties inherent in the assessment methodology used to determine declines in market value that are other-than-temporary include, but may not be limited to, the following:

●	the opinions of professional investment managers could be incorrect;

●	the past trading patterns of investments may not reflect their future valuation trends;

●	the credit ratings assigned by credit rating agencies may be incorrect due to unforeseen events or unknown facts related to the investee company’s financial situation; and

●	the historical debt service record of an investment may not be indicative of future performance and may not reflect a company’s unknown underlying financial problems.

The Company has reviewed currently available information regarding the investments it holds which have estimated fair values that are less than their carrying amounts and believes that these unrealized losses are primarily due to temporary market and sector-related factors rather than to issuer-specific factors. The Company does not intend to sell these investments in the short term, and it is not likely that it will be required to sell these investments before the recovery of their amortized cost.

Accordingly, all of the Company’s investments were in good standing and there were no write-downs for other-than-temporary impairments on the Company’s investments for the nine months ended September 30, 2017 and 2016.

The Company does not have any exposure to subprime mortgage-backed investments. Net investment income for the three and nine months ended September 30, 2017 and 2016 was as follows:

	Three months ended September 30,		Nine months ended September 30,
(unaudited)	2017	2016	2017	2016
Investment income:
Interest on fixed income securities	$231	$123	$548	$332
Interest on cash and cash equivalents	30	34	126	89
Realized gain upon sale of securities	4	—	68	—
Other	—	5	—	7
Gross investment income	265	162	742	428
Investment expenses	(17)	(11)	(42)	(35)
Net investment income	$248	$151	$700	$393

4. Investments

A summary of the amortized cost, estimated fair value, and gross unrealized gains and losses on fixed income securities classified as available-for-sale at December 31, 2016 and 2015 is as follows.

As of December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed income securities:
U.S. government	$1,623	$1	$(20)	$1,604
State municipalities and political subdivisions	2,271	2	(27)	2,246
Asset-backed securities and collateralized mortgage obligations	12,095	9	(136)	11,968
Corporate	10,804	28	(91)	10,741
Total fixed income securities	26,793	40	(274)	26,559
Equity securities:
Common stock	1,000	136	—	1,136
Total equity securities	1,000	136	—	1,136
Total fixed income and equity securities	$27,793	$176	$(274)	$27,695

As of December 31, 2015
Fixed income securities:
U.S. government	$650	$—	$(3)	$647
State municipalities and political subdivisions	1,656	2	(7)	1,651
Asset-backed securities and collateralized mortgage obligations	9,123	14	(55)	9,082
Corporate	8,903	16	(61)	8,858
Total fixed income securities	$20,332	$32	$(126)	$20,238

The table below summarizes the Company’s fixed income securities at December 31, 2016 by contractual maturity periods. Actual results may differ as issuers may have the right to call or prepay obligations, with or without penalties, prior to the contractual maturity of these obligations.

Matures in:	Amortized Cost	Estimated Fair Value
One year or less	$1,827	$1,828
More than one to five years	12,737	12,678
More than five to ten years	3,987	3,918
More than ten years	8,242	8,135
Total	$26,793	$26,559

The following table highlights the aggregate unrealized loss position and security type, those fixed income securities in unrealized loss positions as of December 31, 2016 and December 31, 2015. The tables segregate the holdings based on the period of time the investments have been continuously held in unrealized loss positions. There were 122 and 107 fixed income investments that were in unrealized loss positions as of December 31, 2016 and December 31, 2015, respectively. The Company held no equity securities in unrealized loss positions at either date.

	Less than 12 Months		Greater than 12 Months		Total
As of December 31, 2016	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Fixed income securities:
U.S. government	$1,303	$(20)	$—	$—	$1,303	$(20)
State municipalities and political subdivisions	1,537	(27)	—	—	1,537	(27)
Asset-backed securities and collateralized mortgage obligations	9,552	(133)	460	(3)	10,012	(136)
Corporate	5,952	(91)	—	—	5,952	(91)
Total investments in fixed income securities	$18,344	$(271)	$460	$(3)	$18,804	$(274)

As of December 31, 2015
Fixed income securities:
U.S. government	$346	$(3)	$—	$—	$346	$(3)
State municipalities and political subdivisions	1,014	(7)	—	—	1,014	(7)
Asset-backed securities and collateralized mortgage obligations	7,472	(55)	—	—	7,472	(55)
Corporate	5,236	(61)	—	—	5,236	(61)
Total investments in fixed income securities	$14,068	$(126)	$—	$—	$14,068	$(126)

Under the terms of the certificate of authority granted to Maison by the Texas Department of Insurance, Maison is required to pledge securities totaling approximately $2,000 with the State of Texas. These securities consist of cash in the amount of $300 as well as various fixed income securities listed in the preceding tables which have an amortized cost basis of $1,701 and estimated fair value of $1,692 as of December 31, 2016.

The Company’s limited liability investments are comprised of investments in two limited partnerships which seek to provide equity and asset-backed debt investment in a variety of privately-owned companies. The Company has committed to a total investment of $1,000, of which the limited partnerships have drawn down approximately $505 through December 31, 2016. One of these limited partnerships is managed by Argo Management Group, LLC, an entity which, as of April 21, 2016, is wholly owned by KFSI. The Company has accounted for its limited liability investments under the cost method as the instruments do not have readily determinable fair values and the Company does not exercise significant influence over the operations of the limited partnerships or the underlying privately-owned companies.

Other-than-Temporary Impairment:

The establishment of an other-than-temporary impairment on an investment requires a number of judgments and estimates. The Company performs a quarterly analysis of the individual investments to determine if declines in market value are other-than-temporary. The analysis includes some or all of the following procedures as deemed appropriate by the Company:

●	considering the extent, and length of time during which the market value has been below cost;

●	identifying any circumstances which management believes may impact the recoverability of the unrealized loss positions;

●	obtaining a valuation analysis from a third-party investment manager regarding the intrinsic value of these investments based upon their knowledge and experience combined with market-based valuation techniques;

●	reviewing the historical trading volatility and trading range of the investment and certain other similar investments;

●	assessing if declines in market value are other-than-temporary for debt instruments based upon the investment grade credit ratings from third-party credit rating agencies;

●	assessing the timeliness and completeness of principal and interest payment due from the investee; and

●	assessing the Company’s ability and intent to hold these investments until the impairment may be recovered

The risks and uncertainties inherent in the assessment methodology used to determine declines in market value that are other-than-temporary include, but may not be limited to, the following:

●	the opinions of professional investment managers could be incorrect;

●	the past trading patterns of investments may not reflect their future valuation trends;

●	the credit ratings assigned by credit rating agencies may be incorrect due to unforeseen events or unknown facts related to the investee company’s financial situation; and

●	the historical debt service record of an investment may not be indicative of future performance and may not reflect a company’s unknown underlying financial problems.

The Company has reviewed currently available information regarding its investments with estimated fair values that are less than their carrying amounts and believes that these unrealized losses are primarily due to temporary market and sector-related factors rather than to issuer-specific factors. The Company does not intend to sell these investments in the short term, and it is not likely that it will be required to sell these investments before the recovery of their amortized cost.

Accordingly, all of the Company’s investments were deemed to be in good standing and not impaired as of December 31, 2016 and 2015. Additionally, there were no write-downs for other-than-temporary impairments on the Company’s investments for the years then ended.

The Company does not have any exposure to subprime mortgage-backed investments.

Net investment income for the years ended December 31, 2016 and 2015 is as follows:

	Year Ended December 31,
	2016	2015
Investment income:
Interest on fixed income securities	$471	$285
Interest on cash and cash equivalents	129	114
Realized gains on sale of fixed income securities	9	—
Gross investment income	609	399
Investment expenses	(65)	(37)
Net investment income	$544	$362